Note 11 - Convertible Note and Embedded Conversion Feature Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	Convertible Note	Debt Discount	Net Total

Beginning Balance - December 31, 2012	$7,000	$(4,635)	$2,365
Installment Payments in Shares	(7,000)	-	(7,000)
Amortization	-	4,181	4,181
Write-off associated with convertible debt extinguishment	-	454	454
Ending Balance - September 30, 2013	$-	$-	$-

	Convertible Note	Debt Discount	Net Total

Beginning Balance - January 1, 2012	$-	$-	$-
Original valuation - July 2, 2012	12,000	(12,000)	-
Installment Payments in Shares	(5,000)	-	(5,000)
Amortization	-	7,365	7,365
Ending Balance - December 31, 2012	$7,000	$(4,635)	$2,365

December 31, 2012

Beginning Balance - January 1, 2012	$-
Original valuation - July 2, 2012	8,865
Change in value of embedded conversion feature liability, gain	(4,931)
Ending Balance - December 31, 2012	$3,934